Business Combinations - Summary of Pro Forma Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Net revenue	$ 192,100,000	$ 135,900,000	$ 372,600,000	$ 238,200,000
Net (loss) income	$ (4,100,000)	400,000	(21,100,000)	(2,200,000)	$ 8,853	$ (1,142)
FlaglerCE Holdings LLC
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Net revenue		49,600,000	25,800,000	91,400,000
Net (loss) income		(1,500,000)	(100,000)	(1,400,000)
Northland Industrial Truck Co., Inc
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Net revenue		11,500,000		45,200,000
Net (loss) income		(200,000)		1,000,000
Consolidate Entities And Flagler C E Holdings L L C
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Net revenue			398,400,000
Net (loss) income			$ (21,200,000)
Consolidated Entities, NITCO and Flagler
Business Acquisition Pro Forma Information Nonrecurring Adjustment [Line Items]
Net revenue		197,000,000		374,800,000
Net (loss) income		$ (1,300,000)		$ (2,600,000)